EQUITY PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS EQUITY PORTFOLIOS

SUPPLEMENT DATED JULY 27, 2009 TO PROSPECTUS DATED APRIL 1, 2009

The following replaces the fourth paragraph under Portfolio Management on Page 32 of the Prospectus:

Effective July 31, 2009, the managers for the Focused Growth Portfolio are Joseph R. Diehl, Jr., Senior Vice President of Northern Trust and Greg M. Newman, Vice President of Northern Trust. Both have had such responsibility since July 2009. Mr. Diehl joined Northern Trust in 1971 and has led the Thematic Large Cap Growth Separately Managed Account team since 1997. He has also managed funds for individuals, retirement plans and charitable foundations. Mr. Newman joined Northern Trust in 1997 and has co-managed the Thematic Large Cap Growth Separately Managed Account team since 2007. Prior to this, Mr. Newman managed customized portfolios for individuals, retirement plans and charitable foundations.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIFSPTEQTY 7/09

NORTHERN INSTITUTIONAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated July 27, 2009 to Statement of Additional Information dated April 1, 2009

Effective July 31, 2009:

The fifth line of the table under “Portfolio Managers,” beginning on page 62, is replaced by the following:

Portfolio	Portfolio Manager(s)
NIF Focused Growth Portfolio	Joseph R. Diehl, Jr. and Greg M. Newman

***

The following information is added to the information under “Accounts Managed by the Portfolio Managers,” beginning on page 62:

The table below discloses the accounts within each type of category listed below for which Joseph R. Diehl, Jr. is jointly and primarily responsible for day-to-day portfolio management as of March 31, 2009:

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Institutional Funds:	0	$0	0	$0
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	302	$446,900,000	0	$0

The table below discloses the accounts within each type of category listed below for which Greg M. Newman is jointly and primarily responsible for day-to-day portfolio management as of March 31, 2009:

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Institutional Funds:	0	$0	0	$0
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	302	$446,900,000	0	$0

***

The following information is added to the information under “Disclosure of Securities Ownership” on page 67:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Joseph R. Diehl, Jr.	Focused Growth Portfolio	$0
Greg M. Newman	Focused Growth Portfolio	$0